OFI Global Asset Management, Inc.

225 Liberty Street

New York, New York 10281-1008

May 27, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Oppenheimer Master Inflation Protected Securities Fund, LLC

Amendment No. 8 under the Investment Company Act

File No. 811-22420

To the Securities and Exchange Commission:

On behalf of Oppenheimer Master Inflation Protected Securities Fund, LLC (the "Fund"), transmitted herewith for filing with the Securities and Exchange Commission (the "Commission") under the Investment Company Act of 1940, as amended (the "Investment Company Act"), is an amendment to the Fund’s Registration Statement on Form N-1A (the "Registration Statement"), including the exhibits thereto, which amendment constitutes Amendment No. 8 to the Registration Statement under the Investment Company Act (the "Amendment").

The Commission Staff is requested to address any comments or questions you may have on this filing to:

Edward Gizzi
Vice President & Associate Counsel
OFI Global Asset Management, Inc.
225 Liberty Street
New York, New York 10281-1008
212-323-4091
egizzi@ofiglobal.com

Very truly yours,

/s/ Carolyn Liu-Hartman

Carolyn Liu-Hartman

Vice President & Assistant Counsel

cc:	Valerie Lithotomos, Esq. Ropes & Gray LLP

Edward Gizzi, Esq.

Gloria LaFond